Income Taxes - Components of Expense and Benefit for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Current income tax expense:
Federal					$ 6,452	$ 1,770
State					1,394	154
Total current income tax expense					7,846	1,924
Deferred income tax expense (benefit):
Federal					1,119	(3,813)
State					(93)	(510)
Total deferred income tax expense (benefit)					1,026	(4,323)
Total income tax expense (benefit)	$ 4,697	$ 1,927	$ 6,506	$ 3,577	$ 8,872	$ (2,399)